Note 17 - Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	Years Ended December 31,
	2020	2019
	A$	A$
Cash and cash equivalents	23,561,807	30,229,530
Restricted cash - current assets	2,174,806	2,055,473
Restricted cash - non-current assets	2,318,507	4,907,904
	28,055,120	37,192,907

Restrictions on Cash and Cash Equivalents [Table Text Block]
	Years Ended December 31,
	2020	2019
	A$	A$
Collateral for facilities (a) - current assets	0	16,404
Performance guarantee (b) - current assets	2,174,806	2,039,069
Collateral for facilities (c) - non-current assets	320,000	320,000
Performance guarantee (b) - non-current assets	1,998,507	4,587,904
	4,493,313	6,963,377